BALANCE SHEETS	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 695,909
Accounts receivable - unbilled	652,761
Accounts receivable, net of allowance for doubtful accounts of $269,170 and $108,096 at December 31, 2021 and December 31, 2020, respectively	1,526,392
Prepaid expenses and other current assets	417,929
Tax credit receivable, current portion	179,376
Total current assets	3,472,367
Property and equipment, net	75,589
Internally developed software, net	2,634,139
Security deposits	27,601
Total assets	6,209,696
Current liabilities:
Accounts payable	1,792,432
Accrued expenses	810,910
Accrued interest	3,696,944
Convertible notes payable, related parties, net of unamortized debt discount and debt issuance costs	5,490,811
Derivative liability for embedded conversion features on convertible notes payable	2,373,000
Bridge notes payable, net of debt issuance costs	4,589,228
Bridge notes payable, related parties	1,905,000
Note payable, current portion	604,109
Deferred revenue	873,254
Total current liabilities	22,135,688
Note payable, net of current portion	178,899
Total liabilities	22,314,587
Total convertible preferred stock	11,173,076
Stockholders' equity (deficit)
Common stock, $0.0001 par value, 200,000,000 shares authorized, 8,764,479 issued, and 8,733,479 outstanding at December 31, 2021, and 16,000,000 shares authorized, 967,213 issued and 936,213 outstanding at December 31, 2020	94
Additional paid-in capital	1,779,698
Treasury stock, 31,000 shares at December 31, 2021 and December 31, 2020, at cost	(172)
Accumulated deficit	(29,057,587)
Total stockholders' equity	(27,277,967)
Total liabilities and stockholders' equity	6,209,696
Series B Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock	7,999,997
Series A-1 Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock	561,041
Series A Convertible Preferred Stock
Current liabilities:
Total convertible preferred stock	$ 2,612,038